KSOP Plan:	12 Months Ended
Dec. 31, 2014
KSOP Plan: [Abstract]
KSOP Plan:

Note 8.            KSOP Plan:

The KSOP Plan, adopted in 1990 for retirement benefits of employees, is comprised of two parts, (1) a salary reduction component, and a 401(k) which includes provisions for discretionary contributions by the Company, and (2) an employee share ownership component, or ESOP. Allocation of common shares or cash to participants' accounts, subject to certain limitations, is at the discretion of the Board. There have been no common shares allocated to the Plan since 2011. Cash contributions for the Plan years 2014, 2013 and 2012 were approximately $164,000, $172,000 and $169,000 respectively.